Business Combination - Schedule of Business Acquisitions by Cash Inflow and Outflow (Details) - Mar. 31, 2026	HKD ($)	USD ($)
Jingxing Holdings [Member]
Cash inflow from acquisition
Cash and cash equivalents	$ 5,943,222	$ 758,064
Cash provided from acquisition	5,943,222	758,064
Cash outflow from deconsolidation
Cash and cash equivalents	(5,943,222)	(758,064)
VBS [Member]
Cash inflow from acquisition
Cash and cash equivalents	282,059	35,977
Cash outflow from deconsolidation
Cash and cash equivalents	(282,059)	(35,977)
Add: Sale proceeds	5,000	638
Net cash outflows from deconsolidation	$ (277,059)	$ (35,339)